Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	X-SQUARE SERIES TRUST
Entity Central Index Key	0001901443
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000234742
Shareholder Report [Line Items]
Fund Name	X-SQUARE MUNICIPAL INCOME ETF
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://x2etfs.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621.
Additional Information Website	https://x2etfs.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Municipal Income ETF	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

Although the Fed has been cutting rates since Q3 of last year, ZTAX has underperformed due to fiscal policy uncertainty and tariff-related concerns. Despite the strong underlying fundamentals of Puerto Rico’s fiscal position, fears of reduced federal spending and stagflation have weighed on the performance of Puerto Rico municipal bonds. However, we believe policy uncertainty has peaked, and credit markets are likely to begin pricing in greater stability in the coming months. Moreover, recent economic data shows signs of easing inflation, suggesting that stagflation fears have been overstated. This should serve as a tailwind as the market adjusts to the improved outlook. While reduced federal support could pose some fiscal challenges, Puerto Rico’s strong coverage ratio positions it well to meet its debt obligations. We expect the Fund’s performance to reflect these improving conditions in the second half of the year.

Line Graph [Table Text Block]
	X- Square Municipal Income ETF - $11,054	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index - $11,359
3/31/25	$11,054.05	$11,367.83
2/28/25	$11,308.07	$11,503.09
1/31/25	$11,194.20	$11,361.26
12/31/24	$11,077.90	$11,275.77
11/30/24	$11,343.81	$11,466.63
10/31/24	$11,223.72	$11,225.34
9/30/24	$11,185.97	$11,399.02
8/31/24	$11,177.42	$11,297.41
7/31/24	$11,143.20	$11,165.79
6/30/24	$11,080.15	$11,044.62
5/31/24	$11,046.63	$10,780.92
4/30/24	$10,967.01	$10,699.74
3/31/24	$11,073.16	$10,765.83
2/29/24	$10,960.21	$10,639.46
1/31/24	$10,817.98	$10,556.51
12/31/23	$10,775.79	$10,605.74
11/30/23	$10,473.06	$10,296.48
10/31/23	$9,883.95	$9,555.76
9/30/23	$9,912.58	$9,711.32
8/31/23	$10,195.49	$10,053.09
7/31/23	$10,219.83	$10,207.89
6/30/23	$10,180.00	$10,141.78
5/31/23	$10,008.00	$9,964.95
5/18/23	$10,000.00	$10,000.00

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

X-Square Municipal Income ETF	1 Year	Since Inception
X- Square Municipal Income ETF - NAV (Incep. May 18, 2023)	-0.18%	5.50%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index	5.59%	7.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 4,544,408
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 13,585
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$4,544,408 # of Portfolio Holdings15 Portfolio Turnover Rate -% Advisory Fees Paid$13,585
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	12.12%
3-5 Years	5.68%
5-10 Years	6.02%
> 10 Years	75.92%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058	22.24%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035	13.07%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040	9.66%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039	9.52%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027	7.68%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047	6.16%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031	6.02%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028	5.68%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037	5.67%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%, 07/01/2042	5.04%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.